FINANCIAL INCOME, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCIAL INCOME, net
Fair value gain on derivative financial instruments	$ 5,687	$ 1,152	$ 888
Gains on financial assets at fair value through profit or loss	189	80
Gain from changes in exchange rates	332	34
Interest from bank deposits	297	282	236
Financial income	6,505	1,548	1,124
Loss from changes in exchange rates			200
Issuance cost with respect of warrants		368
Other	77	7	12
Financial expenses	77	375	212
Financial income net	$ (6,428)	$ (1,173)	$ (912)